SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company. To align with the objective of ASC 280, Segment Reporting (“Topic 280”) and to present the Company’s disaggregated financial information consistent with the management approach, the Company reported its financial performance, including revenue, gross profit and income from operations, based on the following two reportable segments:

●	CSI Solar, which consists of solar module and battery energy storage manufacturing, and delivery of total system solutions, including inverters, solar system kits and EPC (engineering, procurement, and construction) services. CSI Solar’s e - STORAGE branded battery energy storage business includes its utility - scale turnkey battery system solutions, as well as a small but growing residential battery energy storage business. These storage systems solutions are complemented with long - term service agreements, including future battery capacity augmentation services.
●	Recurrent Energy, which is the Company’s clean energy project development platform with 15 years of experience delivering solar power and battery energy storage projects. It is vertically integrated and has strong expertise in greenfield origination, development, financing, execution, operations and maintenance, and asset management.

The module, EPC and battery energy storage solutions sales from the Company’s CSI Solar business to its Recurrent Energy business are on terms and conditions similar to sales to third parties.

The Company continually monitors and reviews its segment reporting structure in accordance with Topic 280 to determine whether any changes have occurred that would impact its reportable segments.

The Company’s CODM reviews net revenue, gross profit and income from operations, and does not review balance sheet information by segment.

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s revenues, gross profit and income from operations generated from each segment:

	Years Ended December 31, 2023
			Elimination
			and
		Recurrent	unallocated
	CSI Solar	Energy	items (1)	Total
	$	$	$	$
Net revenues	7,230,550	497,653	(114,577)	7,613,626
Cost of revenues	6,121,332	292,926	(80,615)	6,333,643
Gross profit	1,109,218	204,727	(33,962)	1,279,983
Income from operations (2)	456,083	96,621	(99,384)	453,320

	Years Ended December 31, 2022
			Elimination
			and
		Recurrent	unallocated
	CSI Solar	Energy	items (1)	Total
	$	$	$	$
Net revenues	6,975,612	821,525	(328,527)	7,468,610
Cost of revenues	5,824,855	660,161	(279,542)	6,205,474
Gross profit	1,150,757	161,364	(48,985)	1,263,136
Income from operations (2)	343,798	80,364	(68,101)	356,061

	Years Ended December 31, 2021
			Elimination
			and
		Recurrent	unallocated
	CSI Solar	Energy	items (1)	Total
	$	$	$	$
Net revenues	4,371,603	1,124,083	(218,517)	5,277,169
Cost of revenues	3,689,126	930,099	(251,368)	4,367,857
Gross profit	682,477	193,984	32,851	909,312
Income from operations (2)	74,132	97,179	19,070	190,381
(1)	Includes inter-segment elimination, and unallocated corporate costs not considered part of management’s evaluation of reportable segment operating performance.
(2)	Income from operations reflects management’s allocation and estimate as some services are shared by the Company’s two reportable segments.

22. SEGMENT INFORMATION (Continued)

During the years ended December 31, 2021, 2022 and 2023, $6,084, $60,330 and $5,938 of long-lived asset impairment charges, respectively, were recorded related to property, plant and equipment in CSI Solar segment. In addition, the Company recorded nil, $357 and nil of investment impairment in the CSI Solar segment, and $17,152, $1,674 and $16,239 of project assets impairment in the Recurrent Energy segment, for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of customers’ global or regional headquarters, as appropriate:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
The Americas:
—United States	1,590,573	1,963,956	1,485,919
—Brazil	442,603	623,331	846,387
—Canada	30,792	49,148	52,525
—Mexico	139,611	31,912	50,884
—Puerto Rico	11,344	22,353	37,922
—Chile	18,461	37,370	29,663
—Others	46,210	65,581	112,845
	2,279,594	2,793,651	2,616,145
Asia:
—PRC	1,207,003	1,904,862	2,151,243
—Japan	509,233	325,344	597,188
—India	142,300	197,772	91,020
—Pakistan	48,838	73,531	78,203
—Philippines	6,660	26,578	40,612
—Hong Kong	9,979	46,254	32,707
—United Arab Emirates	6,168	15,974	22,915
—Taiwan	7,702	67,411	19,369
—Vietnam	19,956	9,078	16,208
—Thailand	59,451	9,941	10,217
—Others	121,780	63,034	65,814
	2,139,070	2,739,779	3,125,496
Europe and other regions:
—Spain	100,658	434,841	445,321
—Germany	231,995	322,189	291,385
—South Africa	90,761	118,458	218,596
—United Kingdom	7,749	106,662	144,994
—Norway	157	30,231	139,769
—Australia	165,772	393,959	128,247
—Netherlands	104,715	136,375	81,820
—Italy	6,531	14,465	79,041
—Czech	34,604	79,414	62,079
—Ireland	7,844	63,740	41,611
—Romania	3,699	31,804	24,491
—France	25,980	31,147	22,341
—Others	78,040	171,895	192,290
	858,505	1,935,180	1,871,985
Total net revenues	5,277,169	7,468,610	7,613,626

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s long-lived assets, including property, plant and equipment, solar power systems, intangible assets and ROU assets at December 31, 2022 and 2023 by geographic region, based on the physical location of the assets:

	At December 31,	At December 31,
	2022	2023
	$	$
PRC	1,668,177	2,398,130
Thailand	276,497	691,467
United States	5,545	528,538
Brazil	242,761	409,211
EU	27,182	99,738
Argentina	66,017	63,526
Colombia	—	61,847
Japan	14,440	13,164
Canada	6,200	11,401
Others	5,770	19,667
Total long-lived assets	2,312,589	4,296,689

The following table summarizes the Company’s revenues generated from each product or service:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
CSI Solar:
Solar modules	3,328,301	5,534,379	5,941,345
Solar system kits	302,133	538,157	679,350
Battery energy storage solutions	222,655	440,716	245,173
EPC and others	299,997	133,833	250,105
Recurrent Energy:
Solar power and battery energy storage asset sales	1,064,178	761,677	399,098
Power services (O&M) and asset management	35,334	33,776	52,379
Electricity revenue from operating portfolio and others	24,571	26,072	46,176
Total net revenues	5,277,169	7,468,610	7,613,626